Interest and Finance Costs, net (Tables)	12 Months Ended
Dec. 31, 2025
Interest And Finance Costs Net
Interest and Finance Costs, net (Table)

	2025	2024	2023
Interest expense	106,875	121,574	106,727
Less: Interest capitalized	(12,857)	(8,273)	(4,923)
Interest expense, net	94,018	113,301	101,804
Interest expense on redeemable preferred shares	—	—	791
Bunker and other commodities swaps, put and call options cash settlements	(207)	(1,376)	288
Amortization of deferred finance costs	3,261	3,626	3,623
Bank charges	224	107	237
Amortization of deferred gain on termination of financial instruments	(1,189)	(3,596)	(5,265)
Change in fair value of non-hedging financial instruments	1,732	89	(657)
Net total	97,839	112,151	100,821